Consolidated Statements of Income In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Consolidated Statements of Income [Abstract]
NET SALES (Note 17)	$ 2,002,489	¥ 165,726,000	¥ 163,297,000	¥ 172,276,000
OPERATING COSTS AND EXPENSES:
Cost of sales (Notes 12 and 17)	989,548	81,895,000	79,953,000	84,686,000
Selling, general and administrative (Notes 1, 7, 12, 14 and 17)	937,554	77,592,000	78,392,000	77,399,000
Impairment charges on property, plant and equipment (Note 20)	1,293	107,000	23,000	29,000
Impairment charges on goodwill (Notes 8 and 20)	10,101	836,000	71,000
Impairment charges on other intangible assets (Notes 8 and 20)	11,310	936,000	1,023,000
Loss on sale or disposal of property, plant and equipment - net	1,269	105,000	25,000	33,000
Total operating costs and expenses	1,951,075	161,471,000	159,487,000	162,147,000
OPERATING INCOME	51,414	4,255,000	3,810,000	10,129,000
OTHER INCOME (EXPENSES):
Interest income	1,631	135,000	144,000	274,000
Interest expense	(1,063)	(88,000)	(98,000)	(75,000)
Dividend income	7,769	643,000	619,000	677,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	4,519	374,000	7,000	19,000
Impairment charges on marketable securities and investments (Note 3)	(19,152)	(1,585,000)	(1,460,000)	(3,550,000)
Other - net (Notes 1 and 20)	61	5,000	101,000	153,000
Total other loss - net	(6,235)	(516,000)	(687,000)	(2,502,000)
INCOME BEFORE INCOME TAXES, EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	45,179	3,739,000	3,123,000	7,627,000
INCOME TAXES (Note 16):
Current	41,844	3,463,000	3,161,000	2,717,000
Deferred	(17,774)	(1,471,000)	(1,587,000)	496,000
Total income taxes	24,070	1,992,000	1,574,000	3,213,000
INCOME BEFORE EQUITY IN NET INCOME OF AFFILIATED COMPANIES, AND NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	21,109	1,747,000	1,549,000	4,414,000
EQUITY IN NET INCOME OF AFFILIATED COMPANIES (Notes 6)	11,963	990,000	907,000	893,000
NET INCOME	33,072	2,737,000	2,456,000	5,307,000
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,475)	(122,000)	68,000	(77,000)
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 31,597	¥ 2,615,000	¥ 2,524,000	¥ 5,230,000
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER SHARE (Note 18):
Basic	$ 0.22	¥ 18.53	¥ 17.86	¥ 36.75
Diluted	$ 0.22	¥ 18.51	¥ 17.85	¥ 36.74
NET INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP. PER AMERICAN DEPOSITARY RECEIPT (5 shares of common stock) (Note 18):
Basic	$ 1.12	¥ 92.64	¥ 89.28	¥ 183.74
Diluted	$ 1.12	¥ 92.56	¥ 89.24	¥ 183.72